Supplemental Disclosures of Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Supplemental Disclosures of Cash Flow Information
Supplemental Disclosures of Cash Flow Information

11.  Supplemental Disclosures of Cash Flow Information

Prior to the Spin-Off, the Company’s Hollywood Casino Baton Rouge and Hollywood Casino Perryville paid no federal income taxes directly to tax authorities and instead settled all intercompany balances with Penn. These settlements included, among other things, the share of the income taxes allocated by Penn to Hollywood Casino Baton Rouge and Hollywood Casino Perryville. The amounts paid to Penn for Hollywood Casino Baton Rouge and Hollywood Casino Perryville’s allocated share of federal income taxes was $1.8 million for the three months ended March 31, 2013. Hollywood Casino Baton Rouge and Hollywood Casino Perryville made federal income tax payments directly to tax authorities of $1.4 million for the three months ended March 31, 2014. Hollywood Casino Baton Rouge and Hollywood Casino Perryville made state income tax payments directly to the state authorities of $0.9 million for the three months ended March 31, 2014 and no payments for the three months ended March 31, 2013. In addition, GLPI, prior to qualifying for REIT status, was subjected to corporate federal and state income taxes. The Company paid federal income tax directly to tax authorities of $10.1 million for the three months ended March 31, 2014. The Company also paid state income tax payments of $1.4 million directly to the state authorities for the three months ended March 31, 2014. Cash paid for interest was $2.1 million for the three months ended March 31, 2014 and no interest was paid for the three months ended March 31, 2013.

14. Supplemental Disclosures of Cash Flow Information

        Prior to the Spin-Off, the Company's Hollywood Casino Baton Rouge and Hollywood Casino Perryville paid no federal income taxes directly to tax authorities and instead settled all intercompany balances with Penn. These settlements included, among other things, the share of the income taxes allocated by Penn to Hollywood Casino Baton Rouge and Hollywood Casino Perryville. The amounts paid to Penn for Hollywood Casino Baton Rouge and Hollywood Casino Perryville's allocated share of federal income taxes was $9.4 million, $13.2 million and $15.1 million for the years ended December 31, 2013, 2012 and 2011, respectively. Their first federal income taxes payment directly to tax authorities will occur in early 2014. Hollywood Casino Baton Rouge and Hollywood Casino Perryville made state income tax payments directly to the state authorities of $1.6 million, $2.8 million and $3.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Cash paid for interest was $0.8 million for the year ended December 31, 2013 and no interest was paid for the years ended December 31, 2012 and 2011.